Interim Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from training participants and customers (inclusive of GST)	$ 1,221,813	$ 938,529	$ 1,453,848	$ 1,493,676	$ 2,004,336
Payments to member gyms, suppliers & employees (inclusive of GST)	(7,582,230)	(6,141,600)	(10,848,391)	(8,106,683)	(10,136,314)
Receipts from Government grants and tax incentives related to expenditure		63,776	63,776	1,109,645	105,950
Interest and other finance costs paid	(41,336)	(12,093)	(55,429)	(52,506)	(29,157)
Net cash used in operating activities	(6,401,753)	(5,151,388)	(9,386,196)	(5,555,868)	(8,055,185)
Cash flows from investing activities
Payments for property plant & equipment, net of disposal	(3,359)	(20,073)	(18,635)	(14,796)	(59,429)
Payments for intangible assets		(166,686)	(205,039)	(352,181)	(1,043,468)
Receipt from Government grants and tax incentives related to assets				383,936
Bank guarantee deposit received/(paid)				52,714	(62,823)
Net cash used in investing activities	(3,359)	(186,759)	(223,674)	69,673	(1,165,720)
Cash flows from financing activities
Repayment of lease liabilities	(83,587)	(99,062)
Proceeds from convertible notes, net of transaction costs		1,931,561		8,655,252	5,679,651
Proceeds from Share Issue	2,923,568		9,472,851
Loans from related parties	197,960
Net cash from financing activities	3,037,941	1,832,499	9,472,851	8,655,252	5,679,651
Net decrease in cash and cash equivalents	(3,367,171)	(3,505,648)	(137,019)	3,169,057	(3,541,254)
Cash and cash equivalents at the beginning of the financial period	3,544,837	3,702,567	3,702,567	569,975	4,142,541
Effect of exchange rate changes on cash	(104,474)	(98,129)	(20,710)	(36,465)	(31,312)
Cash and cash equivalents at the end of the financial period	$ 73,192	$ 98,790	$ 3,544,837	$ 3,702,567	$ 569,975